Deferred Government Grants	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Deferred Government Grants
18.	DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2012, 2013 and 2014, the Company received RMB15,850, RMB2,950 and RMB20,920 (US$3,372), respectively, in government grants from the relevant PRC government authorities. The government grants received during the year ended December 31, 2012, 2013 and 2014 are required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance at beginning of the year	5,819	18,793	18,046	2,908
Additions	15,850	2,950	20,920	3,372
Recognized in income as a reduction of depreciation expense	(2,876)	(3,697)	(5,394)	(869)

Balance at end of the year	18,793	18,046	33,572	5,411